FORM N-SAR-U
                                ANNUAL REPORT
                          FOR UNIT INVESTMENT TRUSTS

Report for six month period ending:                (a)
                                        /  /
or fiscal year ending:                  12/31/99   (b)

Is this a transition report?:(Y/N)           N
                                           -----

Is this an amendment to a previous           N
filing? (Y/N)                              -----

Those items or sub-items with a box "[/] " after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.  Registrant Name: First Investors Single Payment and Periodic
                          Payment Plans for Investment in First Investors Fund For Income, Inc.

     B.  File Number:     811-1472

     C.  Telephone
         Number:          (212) 858-8000

2.   A.  Street:          95 Wall Street

     B.  City:  New York  C.  State: New York  D.  Zip Code: 10005    Zip Ext:

     E.  Foreign Country:                                    Foreign Postal
                                                             Code:


3.       Is this the first filing on this form by
         Registrant? (Y/N)                                          N
                                                                 --------

4.       Is this the last filing on this form by
         Registrant? (Y/N)                                          N
                                                                 --------

5.       Is Registrant a small business investment
         company (SBIC)? (Y/N)                                      N
         [If answer is "Y" (Yes), complete only items            --------
         89 through 110.]

6.       Is Registrant a unit investment trust (UIT)? (Y/N)         Y
         (Y/N)                                                   --------
         [If answer is "Y" (Yes), complete only items
         111 through 132.]

7.   A.  Is Registrant a series or multiple portfolio
         company? (Y/N)                                          --------
         [If answer is "N" (No), go to item 8.]

     B.  How many separate series or portfolios did
         Registrant have at the end of the period?               --------


                                                                           -------------------
                                                                           If filing more
         For period        12/31/99                                        than one
         ending            ____________                                    Page 50, "X" box:[-]
                                                                           -------------------

         File number 811-  1472
                           ____________

123.   [/]  State the total value of the additional units considered
            in answering item 122 ($000's omitted)____________________     $___________



124.   [/]  State  the total  value of units of prior  series  that were placed in the portfolios of subsequent  series during the current period  (the value of these  units is to be
            measured on the date they were placed in $ the subsequent
            series) ($000's omitted)_________________________________      $___________


125.   [/]  State the total dollar amount of sales loads
            collected (before reallowances to other brokers or
            dealers) by Registrant's principal underwriter and
            any underwriter which is an affiliated person of the
            principal underwriter during the current period
            solely from the sale of units of all series of                  $   84
            Registrant ($000's omitted)______________________________        __________



126.   Of the  amount  shown in item 125,  state the total  dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series $ placed in the  portfolio of a subsequent $  0
       series.)  ($000's  omitted)___________________________________         _________




127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                              Number of   Total Assets  Total Income
                                                Series       ($000's    Distributions
                                              INVESTING      OMITTED       (000'S
                                                                          OMITTED)

A.     U.S. Treasury direct issue            ___________     $________     $________


B.     U.S. Government agency                __________      $________     $________

C.     State and municipal tax-free          __________      $________     $________

D.     Public utility debt                   __________      $________     $________

E.     Brokers or dealers debt or debt of
       brokers' or dealers' parent           __________      $________     $________

F.     All other corporate intermed. &
       long-term debt                        __________      $________     $________


G.     All other corporate short-term debt_____________       __________      $________        $_________

H.     Equity securities of brokers or dealers
       or parents of brokers or dealers________________       __________      $________        $_________

I.     Investment company equity securities____________           1           $ 87,414         $   8,764
                                                              __________       _________        _________

J.     All other equity securities_____________________       __________      $__________      $_________

K.     Other securities________________________________       __________      $__________      $_________

L.     Total assets of all series of registrants_______       __________      $ 87,414         $
                                                                                __________      _________


                                                                   -------------------
                                                                   If filing more
         For period          12/31/99                              than one
         ending              ---------                             Page 50, "X" box:
                                                                   [  ]
                                                                   -------------------

         File number 811-    1472
                             ---------



128.   [/]  Is the timely payment of principal and interest on
            any of the portfolio securities held by any of
            Registrant's series at the end of the current period
            insured or guaranteed by an entity other than the
            issuer?
            (Y/N)_____________________________________________    ___________
                                                                   Y/N



129.   [/]  Is the issuer of any instrument covered in item 128
            delinquent or in default as to payment of principal
            or interest at the end of the current period?
            (Y/N)_____________________________________________    ___________
                                                                  Y/N

            [If answer is "N" (No), go to item 131.]

130.   [/]  In computations of NAV or offering price per unit,
            is any part of the value attributed to instruments
            identified in item 129 derived from insurance or
            guarantees? (Y/N)_________________________________    ___________
                                                                  Y/N


            [If answer is "N" (No), go to item 131.]

131.   Total expenses incurred by all series of Registrant
       during the current reporting period ($000's omitted)       $  357
                                                           __________________



132.   [/]  List the "811" (Investment  Company Act of 1940) registration number for all Series of Registrant that are being included in this filing

811-______        811-______       811-______       811-______       811-______


811-______        811-______       811-______       811-______       811-______


811-______        811-______       811-______       811-______       811-______

      This report is signed on behalf of the depositor in the City and State of New York on the 25th day of February, 2000.



                                                FIRST INVESTORS CORPORATION
                                                Depositor

Witness     /s/ Larry R. Lavoie                       By /s/ Marvin M. Hecker
            ---------------------                        ---------------------
            Larry R. Lavoie                                 Marvin M. Hecker
            Secretary                                       President